Non-current and current financial debts (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Borrowings [Abstract]
Schedule of financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2023 and December 31, 2022.

($ millions)	June 30, 2023	December 31, 2022
Non-current financial debts
Local facilities (Japan), floating rate debt due 2025	27	—
2.750% Series 2026 Notes	498	497
2.375% Series 2028 Notes	538	527
3.000% Series 2029 Notes	994	994
2.600% Series 2030 Notes	746	746
5.375% Series 2032 Notes	693	692
3.800% Series 2049 Notes	494	494
5.750% Series 2052 Notes	591	591
Revolving facility, floating rate due 2026	—	—
Total non-current financial debts	4,581	4,541

Current financial debts
Local facilities, floating rate:
Japan	52	69
All others	40	2
Other short-term financial debts, floating rate	7	26
Derivatives	1	10
Total current financial debts	100	107
Total financial debts	4,681	4,648